Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Interest income:
Financial assets measured at amortized cost	¥ 46,862	¥ 39,645	¥ 31,331
Financial assets measured at fair value through other comprehensive income	323
Financial assets measured at fair value through profit or loss	1,433	1,546	1,058
Total	48,618	41,191	32,389
Interest expense:
Financial liabilities measured at amortized cost	(13,217)	(12,970)	(12,471)
Dividends received:
Financial assets measured at fair value through other comprehensive income	5,056	4,708	4,922
Financial assets measured at fair value through profit or loss	21	15	11
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(54,897)	67,132	(51,416)
Gains (losses) on foreign exchange	31,266	(69,197)	21,902
Other	7,331	2,893	6,145
Total	(11,223)	5,551	(18,436)
Total finance income and finance costs	¥ 24,178	¥ 33,772	¥ 1,482